Current and long-term debt - 2021 TSFL lease financing (Details)	1 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 30, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290,000				$ 1,436,224,000
Purchase option fees			$ 1,700,000		$ 1,200,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,617,439,000				1,948,592,000
2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		46,500,000				50,000,000
Borrowings, bareboat charter term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000
Minimum ratio for fair value of vessels	115.00%
Purchase option fees		$ 900,000				$ 900,000
2021 TSFL Lease Financing | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.20%
STI Black Hawk, STI Notting Hill and STI Pontiac | 2021 TSFL Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel							3
Borrowings							$ 57,700,000